Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 31, 2024
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	$ 6,661
Balance at the end of the year	6,734	$ 6,661
of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,734
Balance at the end of the year	3,745	3,734
of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,196
Balance at the end of the year	1,237	1,196
of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	505
Balance at the end of the year	505	505
of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,127
Balance at the end of the year	1,146	1,127
of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	98
Balance at the end of the year	100	98
of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1
Balance at the end of the year	1	1
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	8,039	7,645
Disposals	(2)	(1)
Reclassifications	0	(384)
Write-offs	(76)	0
Foreign currency translation	130	(113)
Balance at the end of the year	8,092	8,039
Historical cost | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG			$ 891
Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,378	1,379
Amortization	25	44
Impairment	0	1
Reclassifications	0	(96)
Write-offs	76	0
Foreign currency translation	30	(23)
Balance at the end of the year	1,358	1,378
Accumulated amortization and impairment | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG			$ 72
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	6,573
Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	3,716
Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,205
Goodwill | of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	505
Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,146
Goodwill | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,496
Disposals	(2)
Reclassifications	0
Write-offs	0
Foreign currency translation	79
Balance at the end of the year	6,573	6,496
Goodwill | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Amortization	0
Impairment	0
Reclassifications	0
Write-offs	0
Foreign currency translation	0
Balance at the end of the year	0	0
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	162
Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	29
Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	32
Intangible assets | of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Intangible assets | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	100
Intangible assets | of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1
Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,544
Disposals	0
Reclassifications	0
Write-offs	(76)
Foreign currency translation	51
Balance at the end of the year	1,519	1,544
Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,378
Amortization	25
Impairment	0
Reclassifications	0
Write-offs	76
Foreign currency translation	30
Balance at the end of the year	$ 1,358	$ 1,378